Segment Information (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Revenues from external customers	$ 87,311	$ 28,189
Income tax expense	(2)	(20)
Net income/(loss)	4,349	(26,351)
Total assets	1,125,057		$ 934,925
Drybulk Segment
Revenues from external customers	45,281	20,714
Income tax expense	0	0
Net income/(loss)	3,040	(14,906)
Total assets	473,457		348,657
Offshore Support Segment
Revenues from external customers	0	3,819
Income tax expense	(2)	(20)
Net income/(loss)	(2,886)	(7,119)
Total assets	27,990		26,871
Tanker Segment
Revenues from external customers	21,147	3,606
Income tax expense	0	0
Net income/(loss)	(305)	(2,813)
Total assets	261,522		202,543
Gas Carrier Segment
Revenues from external customers	20,883	50
Income tax expense	0	0
Net income/(loss)	4,500	(1,513)
Total assets	328,088		322,854
Other
Revenues from external customers	0	0
Income tax expense	0	0
Net income/(loss)	0	$ 0
Total assets	$ 34,000		$ 34,000